Additional paid-in capital (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-in Capital
Warrants
Weighted Average Exercise Price
Options exchanged for warrants	5,200,501,500
Weighted Average Exercise Price Warrants	$ 0.004
Warrants	5,200,501,500
Weighted Average Exercise Price Ending	$ 0.004
Warrants exercisable	5,200,501,500
[custom:WeightedAverageExercisePriceExercisableEndings]	$ 0.004